Summarised financial information - Summarised Financial Information of Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	£ 138,137	£ 124,558
Current assets	15,409	12,807
Non-current liabilities	59,983	54,820
Non-current borrowings	38,726	35,666
Current liabilities	17,853	15,144
Current borrowings	4,413	3,992
Registered BATCAP bonds | BAT p.l.c.
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	1,917	1,916
Current assets	9,166	8,443
Non-current liabilities	1,580	9
Non-current borrowings	1,572	0
Other non-current liabilities	8	9
Current liabilities	55	1,607
Current borrowings	23	1,580
Other current liabilities	32	27
Registered BATCAP bonds | BAT p.l.c. | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	9,117	8,405
Amounts due to subsidiaries	5	0
Investment in subsidiaries	27,234	27,234
Registered BATCAP bonds | BATCAP
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	20,962	18,192
Current assets	7,947	3,583
Non-current liabilities	20,018	17,024
Non-current borrowings	19,762	16,965
Other non-current liabilities	256	59
Current liabilities	8,749	4,633
Current borrowings	8,657	4,602
Other current liabilities	92	31
Registered BATCAP bonds | BATCAP | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	17,003	14,999
Amounts due to subsidiaries	3,890	3,006
Investment in subsidiaries	0	0
Registered BATCAP bonds | BATIF
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	2,480	4,986
Current assets	42,748	35,772
Non-current liabilities	14,058	13,667
Non-current borrowings	13,510	13,560
Other non-current liabilities	548	107
Current liabilities	29,379	25,451
Current borrowings	28,525	25,081
Other current liabilities	854	370
Registered BATCAP bonds | BATIF | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	42,752	38,539
Amounts due to subsidiaries	22,702	20,422
Investment in subsidiaries	718	718
Registered BATCAP bonds | BATNF
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	1,500	1,417
Current assets	22	21
Non-current liabilities	1,500	1,417
Non-current borrowings	1,500	1,417
Other non-current liabilities	0	0
Current liabilities	21	20
Current borrowings	21	20
Other current liabilities	0	0
Registered BATCAP bonds | BATNF | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	0	0
Amounts due to subsidiaries	0	0
Investment in subsidiaries	0	0
Registered BATCAP bonds | RAI
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	405	357
Current assets	1,135	1,033
Non-current liabilities	10,094	8,778
Non-current borrowings	10,033	8,719
Other non-current liabilities	61	59
Current liabilities	1,011	882
Current borrowings	568	263
Other current liabilities	443	619
Registered BATCAP bonds | RAI | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	700	1,360
Amounts due to subsidiaries	34	48
Investment in subsidiaries	26,690	23,643
Registered BATCAP bonds | BATHTN
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	45	75
Current assets	8	19
Non-current liabilities	12	19
Non-current borrowings	0	0
Other non-current liabilities	12	19
Current liabilities	1	10
Current borrowings	1	10
Other current liabilities	0	0
Registered BATCAP bonds | BATHTN | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	8	19
Amounts due to subsidiaries	1	9
Investment in subsidiaries	£ 1,573	£ 1,488